GOODWILL - Goodwill Allocated To Units (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 5,702	$ 6,914
Dealer software and technology services operation
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	4,424	4,580
Healthcare services
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	690	1,310
Other operations
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 588	$ 1,024